Subsequent Events (Details Narrative) (10-K) - USD ($)	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Nov. 04, 2020	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument, Interest rate					3.00%	3.00%
Subsequent Event [Member]
Debt Instrument, Interest rate				3.00%
Subsequent Event [Member] | Principal Stockholder [Member]
Advances received from loan	$ 100,000	$ 100,000	$ 100,000
Debt Instrument, Interest rate	3.00%	3.00%	3.00%
Subsequent Event [Member] | Board of Directors [Member] | Employee Stock Option Plan [Member]
Share-based compensation, option		27,440,000